Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus
Performance						Value of Initial Fixed $100 Investment Based on:

	Year	Summary Compensation Table Total ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	KMB TSR ($)	S&P 500 Consumer Staples Index TSR ($)	Net Income ($ Millions)	Annual Organic Sales Growth %
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
	2022	14,555,561	23,441,071	5,504,660	7,301,881	108.96	130.57	1,934	7.2%
	2021	12,009,162	3,318,480	4,589,273	2,631,289	110.71	131.38	1,814	(1.0)%
	2020	13,465,320	21,472,501	5,323,497	7,005,404	100.95	110.75	2,352	5.8%

Company Selected Measure Name	Organic sales growth
Named Executive Officers, Footnote [Text Block]	Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Mike Hsu, for the respective years shown.

2020: Maria Henry, Russell Torres, Kimberly Underhill, Sandi Karrmann, Achal Agarwal

2021: Maria Henry, Russell Torres, Kimberly Underhill, Jeffrey Melucci, Gonzalo Uribe

2022: Maria Henry, Russell Torres, Jeffrey Melucci, Zack Hicks, Nelson Urdaneta

Adjustment To PEO Compensation, Footnote [Text Block]

Year	2020	2021	2022
CEO	M. Hsu	M. Hsu	M. Hsu
SCT Total Compensation ($)	13,465,320	12,009,162	14,555,561
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(8,295,595)	(8,718,459)	(10,642,721)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	11,826,913	8,382,943	14,718,722
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	4,214,127	(8,419,164)	3,903,231
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	261,736	63,998	906,277
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Compensation Actually Paid ($)	21,472,501	3,318,480	23,441,071

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.

Column (d). The following non-CEO named executive officers are included in the average figures shown:

2020: Maria Henry, Russell Torres, Kimberly Underhill, Sandi Karrmann, Achal Agarwal

2021: Maria Henry, Russell Torres, Kimberly Underhill, Jeffrey Melucci, Gonzalo Uribe

2022: Maria Henry, Russell Torres, Jeffrey Melucci, Zack Hicks, Nelson Urdaneta

Column (e). Average “compensation actually paid” for our non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Management Development and Compensation Committee in regards to the non-CEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	2020 Average	2021 Average	2022 Average
Non-CEO NEOs	See Column (d) note	See Column (d) note	See Column (d) note
SCT Total Compensation ($)	5,323,497	4,589,273	5,504,660
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,158,001)	(2,620,119)	(3,907,465)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,930,637	2,449,067	4,993,684
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	867,189	(1,945,987)	581,290
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	68,546	159,055	129,711
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(26,465)	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Compensation Actually Paid ($)	7,005,404	2,631,289	7,301,881

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.

Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Kimberly-Clark for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Consumer Staples Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

Column (h). Reflects “Net Income” in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

Column (i). Company-selected Measure is annual organic sales growth which is described below.

Relationship between Pay and Performance. Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other named executive officers in 2020, 2021 and 2022 to (1) TSR of both Kimberly-Clark and the S&P 500 Consumer Staples Index, (2) Kimberly-Clark’s net income and (3) Kimberly-Clark’s organic sales growth.

“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant decrease to 2021 CAP). For a discussion of how our Management Development and Compensation Committee assessed Kimberly-Clark’s performance and our named executive officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2020 and 2021.

Compensation Actually Paid vs. KMB and Peer Group TSR	Compensation Actually Paid vs. KMB Net Income

Compensation Actually Paid vs. KMB Annual Organic Sales Growth %

Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our named executive officers, for 2022, to company performance.

Equity Valuation Assumption Difference, Footnote [Text Block]	Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. KMB and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. KMB Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. KMB Annual Organic Sales Growth %
Tabular List [Table Text Block]

Measure	Nature	Explanation
Organic sales growth	Financial measure	Sales growth generated from within the company and excluding the impact of currency changes, business exits and acquisition/divestiture activity.
Modified free cash flow	Financial measure	A non-GAAP financial measure that consists of diluted net income per share that is then adjusted to eliminate the effect of items or events that the Committee determines in its discretion should be excluded for compensation purposes.
Net sales	Financial measure	Net sales for 2022.
Adjusted EPS	Financial measure	A non-GAAP financial measure that consists of diluted net income per share that is then adjusted to eliminate the effect of items or events that the Committee determines in its discretion should be excluded for compensation purposes.
Brand equity and market performance	Non-financial measure	Increasing market share in select markets.
Inclusion, equity and diversity	Non-financial measure	Making progress on goals for women in senior roles globally and ethnic minorities in senior roles in the United States.

PEO Name	Mike Hsu
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Column (i). Company-selected Measure is annual organic sales growth which is described below.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Modified free cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Brand equity and market performance
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Inclusion, equity and diversity
Mike Hsu [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,555,561	$ 12,009,162	$ 13,465,320
PEO Actually Paid Compensation Amount	23,441,071	3,318,480	21,472,501
Non-PEO NEO Average Total Compensation Amount	5,504,660	4,589,273	5,323,497
Non-PEO NEO Average Compensation Actually Paid Amount	7,301,881	2,631,289	7,005,404
Total Shareholder Return Amount	108.96	110.71	100.95
Peer Group Total Shareholder Return Amount	130.57	131.38	110.75
Net Income (Loss)	$ 1,934,000,000	$ 1,814,000,000	$ 2,352,000,000
Company Selected Measure Amount	7.02	(1.00)	5.08
Mike Hsu [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	total shareholder return (TSR)
Mike Hsu [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	S&P 500 Consumer Staples Index
Mike Hsu [Member] | Stock And Option Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,642,721)	$ (8,718,459)	$ (8,295,595)
Mike Hsu [Member] | Fair Value For Stock And Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,718,722	8,382,943	11,826,913
Mike Hsu [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,903,231	(8,419,164)	4,214,127
Mike Hsu [Member] | Change In Fair Value Of Stock And Option Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	906,277	63,998	261,736
Mike Hsu [Member] | Fair Value Of Stock And Option Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Hsu [Member] | Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Hsu [Member] | Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non CEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	5,504,660	4,589,273	5,323,497
Non-PEO NEO Average Compensation Actually Paid Amount	7,301,881	2,631,289	7,005,404
Non CEO [Member] | Stock And Option Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,907,465)	(2,620,119)	(3,158,001)
Non CEO [Member] | Fair Value For Stock And Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,993,684	2,449,067	3,930,637
Non CEO [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	581,290	(1,945,987)	867,189
Non CEO [Member] | Change In Fair Value Of Stock And Option Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	129,711	159,055	68,546
Non CEO [Member] | Fair Value Of Stock And Option Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non CEO [Member] | Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(26,465)
Non CEO [Member] | Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount